Severance Indemnities and Pension Plans (Aggregated Accumulated Benefit Obligations) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 1,177,021	¥ 1,292,334
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined Benefit Plan Disclosure [Line Items]
Aggregated accumulated benefit obligations	¥ 194,716	¥ 171,906